Short-Term and Long-Term Borrowings (Details) - Schedule of Long-term Borrowings	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 5,442,709	$ 9,300,625	¥ 39,710,000	¥ 66,160,000
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,361,020		¥ 9,930,000
Long-term borrowings, Issuance Date	Apr. 28, 2022
Long-term borrowings, Expiration Date	Apr. 25, 2025
Long-term borrowings, Interest	3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,362,390		¥ 9,940,000
Long-term borrowings, Issuance Date	Dec. 09, 2022
Long-term borrowings, Expiration Date	Dec. 08, 2025
Long-term borrowings, Interest	3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,362,390		¥ 9,940,000
Long-term borrowings, Issuance Date	Dec. 15, 2022
Long-term borrowings, Expiration Date	Dec. 13, 2025
Long-term borrowings, Interest	3.95%		3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,356,909		¥ 9,900,000
Long-term borrowings, Issuance Date	Sep. 26, 2023
Long-term borrowings, Expiration Date	Sep. 25, 2026
Long-term borrowings, Interest	3.45%		3.45%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,391,720		¥ 9,900,000
Long-term borrowings, Issuance Date		Mar. 17, 2022
Long-term borrowings, Expiration Date		Mar. 16, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,398,749		¥ 9,950,000
Long-term borrowings, Issuance Date		Mar. 18, 2022
Long-term borrowings, Expiration Date		Mar. 05, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,384,691		¥ 9,850,000
Long-term borrowings, Issuance Date		Mar. 18, 2022
Long-term borrowings, Expiration Date		Feb. 25, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,391,720		¥ 9,900,000
Long-term borrowings, Issuance Date		Mar. 18, 2022
Long-term borrowings, Expiration Date		Feb. 15, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 927,813		¥ 6,600,000
Long-term borrowings, Issuance Date		Mar. 31, 2022
Long-term borrowings, Expiration Date		Mar. 25, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,402,966		¥ 9,980,000
Long-term borrowings, Issuance Date		Apr. 19, 2022
Long-term borrowings, Expiration Date		Apr. 17, 2025
Long-term borrowings, Interest		4.35%		4.35%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount		$ 1,402,966		¥ 9,980,000
Long-term borrowings, Issuance Date		Apr. 28, 2022
Long-term borrowings, Expiration Date		Apr. 25, 2025
Long-term borrowings, Interest		4.35%		4.35%